Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real estate:
Land and improvements	$ 35,445,776	$ 28,562,177
Buildings and improvements	133,638,280	77,421,721
Furniture, fixtures, and equipment	6,269,689	4,699,291
Gross investment in operating properties	175,353,745	110,683,189
Less accumulated depreciation	(6,862,007)	(3,015,810)
Net investment in operating properties	168,491,738	107,667,379
Land held for future development	42,622,330	18,170,949
Real estate held for sale	58,638,227	85,853,449
Net real estate assets	269,752,295	211,691,777
Real estate loans:
Mezzanine loans including accrued interest receivable		26,415,124
Allowance for loan losses		(15,415,124)
Net real estate loans		11,000,000
Real Estate Investments, Net	269,752,295	222,691,777
Other assets:
Cash and cash equivalents	4,898,048	646,122
Restricted cash and lender reserves	2,796,338	2,786,977
Intangible asset - In place leases, net of accumulated amortization of $2,395,719 and $1,407,865, respectively	1,692,114	783,313
Investment in unconsolidated joint venture	2,581,789	2,981,691
Deferred financing costs, net of accumulated amortization of $734,304 and $265,453, respectively	2,166,209	969,333
Due from related parties	870,567	636,146
Prepaid expenses and other assets	4,881,458	248,138
Discontinued operations	2,270,906	3,456,135
Total other assets	22,157,429	12,507,855
TOTAL ASSETS	291,909,724	235,199,632
LIABILITIES:
Mortgage notes payable	133,245,422	81,559,312
Accrued interest payable	385,402	208,435
Accounts payable and accrued expenses	4,379,802	795,635
Dividends payable	138,066
Due to related parties	202,167	101,784
Security deposits and deferred rent	523,956	208,398
Payable for the redemption of noncontrolling interest	3,757,500
Acquisition consideration payable in preferred stock	3,674,315
Discontinued operations	53,161,251	67,988,968
TOTAL LIABILITIES	199,467,881	150,862,532
Commitments & contingencies
REDEEMABLE PREFERRED STOCK AND UNITS
Class A preferred stock; $0.01 par value; 423,326 shares authorized, 273,326 shares issued and outstanding	26,802,814
Noncontrolling interest - Operating Partnership - Preferred B and C units	19,400,338
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value per share; 1,000,000,000 authorized; 4,717,345 and 96,284 shares issued and outstanding, respectively	47,174	963
Additional paid-in capital	73,560,482	108,303,199
Accumulated deficit	(37,959,620)	(31,117,094)
TOTAL STOCKHOLDERS' EQUITY - TRADE STREET RESIDENTIAL, INC.	35,648,036	77,187,068
Noncontrolling interests	10,590,655	7,150,032
TOTAL STOCKHOLDERS' EQUITY	46,238,691	84,337,100
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 291,909,724	$ 235,199,632